Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2018
Share-based Payment Arrangements [Abstract]
Schedule of options to service providers were measured at the fair value of the service
Share Price (USD)	368.9
Expected Volatility (%)	79.16%
Expected Duration (years)	7
Exercise Coefficient	2.0-2.8
Dividend Yield (%)	0%
Risk Free Rate Interest (%)	2.4%